CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 4.7%
Entertainment - 3.0%
Endeavor Group Holdings Inc., Class A Shares	1,587,000	$39,278,250
Live Nation Entertainment Inc.	209,000	18,569,650	*

Total Entertainment		57,847,900

Interactive Media & Services - 1.7%
Pinterest Inc., Class A Shares	894,000	33,498,180	*

TOTAL COMMUNICATION SERVICES		91,346,080

CONSUMER DISCRETIONARY - 8.5%
Automobile Components - 1.8%
Aptiv PLC	416,000	33,833,280	*

Broadline Retail - 0.9%
Etsy Inc.	263,000	17,505,280	*

Diversified Consumer Services - 1.0%
Service Corp. International	294,000	19,733,280

Hotels, Restaurants & Leisure - 1.8%
Expedia Group Inc.	232,000	34,412,560	*

Specialty Retail - 3.0%
Five Below Inc.	110,000	19,740,600	*
Ross Stores Inc.	274,000	38,436,720

Total Specialty Retail		58,177,320

TOTAL CONSUMER DISCRETIONARY		163,661,720

CONSUMER STAPLES - 8.2%
Consumer Staples Distribution & Retail - 5.8%
Casey’s General Stores Inc.	159,000	43,146,240
Performance Food Group Co.	954,000	69,336,720	*

Total Consumer Staples Distribution & Retail		112,482,960

Personal Care Products - 2.4%
Coty Inc., Class A Shares	3,913,000	47,269,040	*

TOTAL CONSUMER STAPLES		159,752,000

ENERGY - 5.4%
Energy Equipment & Services - 2.4%
Baker Hughes Co.	950,000	27,075,000
Noble Corp. PLC	435,000	19,196,550

Total Energy Equipment & Services		46,271,550

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 3.0%
Coterra Energy Inc.	785,000	$19,530,800
EQT Corp.	685,000	24,249,000
Pioneer Natural Resources Co.	65,000	14,938,950

Total Oil, Gas & Consumable Fuels		58,718,750

TOTAL ENERGY		104,990,300

FINANCIALS - 13.2%
Banks - 2.4%
Fifth Third Bancorp	457,000	15,647,680
PNC Financial Services Group Inc.	108,000	16,330,680
US Bancorp	348,000	14,455,920

Total Banks		46,434,280

Capital Markets - 4.8%
Blue Owl Capital Inc.	1,628,000	25,299,120
Houlihan Lokey Inc.	249,000	29,825,220
KKR & Co. Inc.	149,000	12,900,420
Raymond James Financial Inc.	222,000	24,459,960

Total Capital Markets		92,484,720

Financial Services - 0.4%
NCR Atleos Corp.	380,000	8,508,200	*

Insurance - 5.6%
Arch Capital Group Ltd.	558,000	45,995,940	*
Everest Group Ltd.	28,000	10,779,160
Hartford Financial Services Group Inc.	599,000	52,089,040

Total Insurance		108,864,140

TOTAL FINANCIALS		256,291,340

HEALTH CARE - 11.2%
Biotechnology - 0.8%
Argenx SE, ADR	40,462	15,396,196	*

Health Care Equipment & Supplies - 3.0%
IDEXX Laboratories Inc.	21,000	10,816,680	*
STERIS PLC	114,000	24,960,300
Teleflex Inc.	93,000	22,583,190

Total Health Care Equipment & Supplies		58,360,170

Health Care Technology - 0.5%
Doximity Inc., Class A Shares	336,000	9,055,200	*

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2024 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 6.9%
Avantor Inc.	2,196,000	$50,486,040	*
Bio-Techne Corp.	316,000	22,221,120
ICON PLC	234,000	61,043,580	*

Total Life Sciences Tools & Services		133,750,740

TOTAL HEALTH CARE		216,562,306

INDUSTRIALS - 19.0%
Aerospace & Defense - 1.6%
CAE Inc.	1,625,000	32,532,500	*

Building Products - 2.7%
Masonite International Corp.	246,000	22,644,300	*
Resideo Technologies Inc.	1,763,000	29,565,510	*

Total Building Products		52,209,810

Commercial Services & Supplies - 2.1%
Clean Harbors Inc.	240,000	40,310,400	*

Construction & Engineering - 5.0%
API Group Corp.	1,110,000	34,987,200	*
WillScot Mobile Mini Holdings Corp.	1,301,000	61,537,300	*

Total Construction & Engineering		96,524,500

Electrical Equipment - 5.5%
Atkore Inc.	219,000	33,404,070	*
Regal Rexnord Corp.	376,000	50,180,960
Vertiv Holdings Co., Class A Shares	407,000	22,926,310

Total Electrical Equipment		106,511,340

Machinery - 2.1%
ATS Corp.	94,000	4,024,140	*
ATS Corp., CN	849,000	36,316,702	*

Total Machinery		40,340,842

TOTAL INDUSTRIALS		368,429,392

INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment, Instruments & Components - 3.8%
Keysight Technologies Inc.	240,000	36,782,400	*
Teledyne Technologies Inc.	88,000	36,825,360	*

Total Electronic Equipment, Instruments & Components		73,607,760

Semiconductors & Semiconductor Equipment - 3.9%
Entegris Inc.	149,000	17,537,300
Marvell Technology Inc.	869,000	58,831,300

Total Semiconductors & Semiconductor Equipment		76,368,600

Software - 5.3%
Aspen Technology Inc.	105,000	20,158,950	*
Bentley Systems Inc., Class B Shares	378,000	19,051,200
Freshworks Inc., Class A Shares	662,000	14,696,400	*

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
NCR Voyix Corp.	1,489,000	$21,888,300	*
Workiva Inc.	283,000	26,302,020	*

Total Software		102,096,870

TOTAL INFORMATION TECHNOLOGY		252,073,230

MATERIALS - 5.9%
Chemicals - 4.1%
Ashland Inc.	596,000	55,797,520
Eastman Chemical Co.	292,000	24,396,600

Total Chemicals		80,194,120

Containers & Packaging - 1.8%
Crown Holdings Inc.	382,000	33,807,000

TOTAL MATERIALS		114,001,120

REAL ESTATE - 6.0%
Industrial REITs - 1.1%
Americold Realty Trust Inc.	779,000	21,422,500

Office REITs - 1.9%
Alexandria Real Estate Equities Inc.	313,000	37,841,700

Real Estate Management & Development - 1.5%
CoStar Group Inc.	343,000	28,633,640	*

Residential REITs - 1.5%
Sun Communities Inc.	225,000	28,203,750

TOTAL REAL ESTATE		116,101,590

UTILITIES - 3.8%
Electric Utilities - 1.0%
Eversource Energy	357,000	19,356,540

Multi-Utilities - 2.8%
Ameren Corp.	437,000	30,402,090
DTE Energy Co.	219,000	23,086,980

Total Multi-Utilities		53,489,070

TOTAL UTILITIES		72,845,610

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,417,965,250)		1,916,054,688

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2024 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	12,467,828	$12,467,828	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	12,467,827	12,467,827	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,935,655)			24,935,655

TOTAL INVESTMENTS - 100.2% (Cost - $1,442,900,905)			1,940,990,343
Liabilities in Excess of Other Assets - (0.2)%			(3,065,798)

TOTAL NET ASSETS - 100.0%			$1,937,924,545

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $12,467,827 and the cost was $12,467,827 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CN	— Canadian National Stock Exchange

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6	ClearBridge Mid Cap Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Mid Cap Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,916,054,688	—	—	$1,916,054,688
Short-Term Investments†	24,935,655	—	—	24,935,655

Total Investments	$1,940,990,343	—	—	$1,940,990,343

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$30,102,788	$30,993,521	30,993,521	$48,628,482	48,628,482	—	$228,127	—	$12,467,827

8	ClearBridge Mid Cap Fund 2024 Quarterly Report